Subsequent Events (Details) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended		0 Months Ended			0 Months Ended			0 Months Ended		0 Months Ended
	May 10, 2005	Dec. 31, 2010 USD ($)	Dec. 31, 2011 North Atlantic [Member]	Mar. 27, 2012 Subsequent Event [Member] North Atlantic [Member] USD ($)	Mar. 27, 2012 Subsequent Event [Member] Seadrill Limited [Member]	Feb. 29, 2012 Subsequent Event [Member] Ensco Plc [Member]	Feb. 29, 2012 Subsequent Event [Member] Dual derrick ultra-deepwater drillships [Member] USD ($) ft	Apr. 02, 2012 Subsequent Event [Member] Harsh Environment Semi-submersible Drilling Rig [Member] USD ($)	Apr. 12, 2012 Subsequent Event [Member] New Tender Rig [Member] USD ($)	Jan. 31, 2012 Subsequent Event [Member] Issuance of Debt [Member] NOK	Mar. 31, 2012 Subsequent Event [Member] Issuance of Debt [Member] USD ($)	Jan. 31, 2012 Subsequent Event [Member] Repurchase of Debt [Member] NOK	Feb. 29, 2012 Subsequent Event [Member] Issuance of Equity [Member] NOK	Jan. 31, 2012 Subsequent Event [Member] Issuance of Equity [Member] NOK	Dec. 31, 2011 Subsequent Event [Member] Issuance of Equity [Member]
Subsequent Event [Line Items]
Face Amount										1,250
Repurchase bonds, nominal value												332
Maturity date										Feb. 13, 2014		Sep. 28, 2012
Remaining outstanding debt														169
Shares sold by related party in an offering transaction (in shares)													24,000,000
Seller option put average maturity													90 days
Price per share (in NOK per share)													236.3176
Ownership percentage, third party owner (in hundredths)													23.00%		28.00%
Number of 12,000 ft dual derrick ultra-deepwater drillships to be constructed at Samsung							2
Maximum water depth to which the dual derrick ultra-deepwater drillships can drill (in feet)							12,000
Estimated total project price per drillship							600	650	135
Ownership percentage in marketable securities (in hundredths)						3.50%
Private Placement [Abstract]
Private placement (in shares)	6,000			150,000,000	75,000,000
Price per share (in US dollars per share)				$ 2.00
Gross proceeds		608		300
Ownership percentage in subsidiary (in hundredths)			76.70%	73.20%
Loan from related party											$ 84